Financial Risk Management - Summary of Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net		€ (1)	€ 1	€ 1
Unrealized (losses) / gains on foreign currency derivatives - net	€ (1)	4	1	3
Derivatives that do not qualify for hedge accounting [member] | Other gains (losses) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	2	(1)	4	(2)
Unrealized (losses) / gains on foreign currency derivatives - net	(1)	5	1	4
Derivatives that qualify for hedge accounting [member] | Other gains (losses) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(1)	(2)	(1)	(1)
Derivatives that qualify for hedge accounting [member] | Revenue [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(1)	2	(2)	4
Unrealized (losses) / gains on foreign currency derivatives - net		(1)		(1)
Derivatives that qualify for hedge accounting [member] | Other comprehensive income (loss) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (losses) / gains on foreign currency derivatives - net	1	(22)	(7)	(11)
Gains / (Losses) reclassified from cash flow hedge reserve to Consolidated Income Statement	€ 1	€ (1)	€ 2	€ (3)